Significant Accounting Policies - Gross Notional Amounts by Currency (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 789,000,000	$ 213,000,000
Euro [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	459,000,000	4,000,000
Chinese Renminbi [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	45,000,000	(28,000,000)
Japanese Yen [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	35,000,000	26,000,000
Malaysian Ringgit [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	73,000,000	60,000,000
Taiwan Dollar [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	94,000,000	78,000,000
Thai Baht [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	43,000,000	30,000,000
Other [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross notional amount	$ 40,000,000	$ 43,000,000